Revenue (Details) DKK in Thousands, € in Millions, $ in Millions	1 Months Ended		12 Months Ended
	Nov. 30, 2016 DKK	Jul. 31, 2016 DKK	Dec. 31, 2017 EUR (€)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 DKK	Dec. 31, 2016 EUR (€)	Dec. 31, 2016 DKK	Dec. 31, 2015 EUR (€)	Dec. 31, 2015 DKK	Dec. 31, 2014 USD ($)
Revenue
Total license and milestone revenue					DKK 101,015		DKK 210,440		DKK 159,091
Total royalty income					38,760		24,338		28,586
Total revenue					139,775		234,778		187,677
Sanofi
Revenue
Total license and milestone revenue					69,603		208,692		136,600
Total royalty income					DKK 38,760		24,338		28,586
Sanofi | Lixisenatide
Revenue
Maximum amount of milestone payments to be received | $				$ 100
Royalty expense in percentage			0.50%	0.50%	0.50%
Total license and milestone revenue		DKK 33,500	€ 26.4			€ 32.7		€ 38.3
Sanofi | Soliqua
Revenue
Royalty income in percentage			10.00%	10.00%	10.00%
Estimated reduction in net revenue due to unresolved dispute | $				$ 15
Total license and milestone revenue	DKK 175,200		€ 25.7
Alkermes plc | Lixisenatide
Revenue
License fee expense in percentage			13.00%	13.00%	13.00%
Boehringer Ingelheim License Agreement
Revenue
Total license and milestone revenue					DKK 29,750		0		22,379
Boehringer Ingelheim License Agreement | Advance novel glucagon
Revenue
Maximum amount of milestone payments to be received | €			€ 386.0
Outstanding milestone payments | €			365.0
Boehringer Ingelheim License Agreement | Therapeutic peptides stemming
Revenue
Maximum amount of milestone payments to be received | €			295.0
Outstanding milestone payments | €			€ 283.0
Period of agreement										4 years 6 months
Helsinn Healthcare S.A License Agreement
Revenue
Total license and milestone revenue					0		112		112
Protagonist Therapeutics Inc License Agreement
Revenue
Amount to be received on termination of license agreement | $										$ 15
Total license and milestone revenue					DKK 1,662		DKK 1,636		DKK 0